Income Taxes - Effective Tax Rates Differ from Statutory Federal Income Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income taxes computed at the statutory federal tax rate	$ 7,781	$ 8,343	$ 5,959
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(1,107)	(946)	(900)
Low income housing tax credit	(686)	(435)	(303)
Cash surrender value of BOLI	(201)	(197)	(159)
Change in corporate tax rate	511
Other	62	(146)	184
Income tax expense	$ 6,360	$ 6,619	$ 4,781